EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Projected benefit obligation	$ 2,254	$ 2,900
Accumulated benefit obligation	2,254	2,900
Fair value of plan assets	$ 2,110	$ 2,808